ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payable to franchisees	¥ 297		¥ 710
Other payables	955		535
Accrued rental, utilities and other accrued expenses	359		209
Liabilities related to customer loyalty program	156		135
Value-added tax, other tax and surcharge payables	193		132
Payable to noncontrolling interest holders	94		117
Total	¥ 2,054	$ 289	¥ 1,838
Additional disclosures
Payable to franchisees, term (in years)	1 year
Payable to noncontrolling interest holders, term (in years)	1 year